Subsequent Events	12 Months Ended
Dec. 31, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
38.	SUBSEQUENT EVENTS
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Enel Generación Chile S.A. board in an ordinary meeting held on January 29, 2018, after a lengthy discussion, unanimously agreed to detain and abandon the development of the Neltume and Choshuenco hydroelectric projects because of its economic infeasibility, recognizing a loss for ThCh$ 25,106. This affects the Company’s net results in its Consolidated Financial Statements for the year ended December 2017.

Additionally, the Directors Board unanimously agreed to return those projects water rights to the Chilean State

-	Regarding the tender offer that Enel Chile S.A. has made for the all the shares and American Depositary Shares issued by Enel Generación Chile S.A.:

On February 21, 2018, and in accordance with the provisions of article 207 letter c) of Law 18,045, the Company has received the individual reports of the Directors of the Company, Sirs Enrique Cibié Bluth, Jorge Atton Palma, Julio Pellegrini Vial, Giuseppe Conti, Umberto Magrini, Luca Noviello, Francesco Giorgianni, Mauro Di Carlo and Fabrizio Barderi.

Likewise, in compliance with the provisions of article 207 letter c), was placed on the record a copy of the reports and the prospectus of the Tender Offer, referred to in article 203 of Law 18.045, which are available to the public and shareholders on the Company's website www.enelgereración.cl.

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On March 25, 2018, Enel Chile S.A., our parent company, informed as a significant event in relation to the Reorganization process approved by the Extraordinary Shareholders' Meeting held on December 20, 2017 (the "Meeting"):

i.

In compliance with article 212 of Law No. 18,045 of the Securities Market, Enel Chile, dated March 25, 2018, published in the new spapers "El Mercurio de Santiago" and "La Tercera" the corresponding result notice for its offer to acquire up to all of the shares issued by Enel Generación Chile S.A. that are not owned by Enel Chile S.A., that is, 3,282,265,786 shares issued by Enel Generación Chile, which are equivalent to 40.02% of the shares issued by said company, declaring successful the aforementioned offer, according to its terms and conditions.

Pursuant to the Enel Generación Chile Tender Offer, Enel Chile acquires for itself 2,753,096,167 shares issued by Enel Generación Chile (including those shares represented by the American Depositary Shares ("ADS") '), acquired by virtue of a Public Offer of Acquisition of Shares carried out in the United States of America), equivalent to 33.6% of the subscribed and paid shares issued by Enel Generación Chile. In this way, Enel Chile becomes the owner of a total of 7,672,584,961 shares issued by Enel Generación Chile (including those shares represented by the acquired ADSs). Consequently, the control percentage reached by Enel Chile corresponds to 93.55% of the subscribed and paid capital of Enel Generación Chile.

Therefore, Enel Chile declares unsuccessful each and every one of the conditions and stages that make up the corporate reorganization approved by the Meeting, for which it declares the resolution condition of the capital increase of Enel Chile approved at the Meeting to be unsuccessful.

Thus, each of the stages that make up the Reorganization will have its effects on the dates that, for each case, are indicated below:

a)

Merger: The merger by incorporation of Enel Green Power Latin America S.A. ("Enel Green Power") in Enel Chile (the "Fusion"), will take effect on April 2, 2018, that is, the first business day of the month following the date on which Enel Chile has published the Notice of Result provided by article 212 of the Securities Market Law, declaring the Enel Generación Chile Tender Offer successful. On that date, Enel Chile will acquire all the assets and liabilities of Enel Green Power and will succeed it in all its rights and obligations, joining Enel Chile all the shareholders and equity of Enel Green Power, which, as a consequence of the above, it will be dissolved as of right, without the need for its liquidation.

b)

Capital Increase of Enel Chile: The resolution condition applicable to the capital increase of Enel Chile approved at the Meeting for, among other objects, having sufficient shares to be delivered on the occasion of the Enel Generación Chile Tender Offer is declared unsuccessful. By virtue of the foregoing, as of April 2, 2018, the shareholders or third parties that exercised their pre-emptive subscription rights during the period of preferential option ended on March 16, 2018, may concur to grant the subscription of corresponding shares and proceed to the payment of the shares subscribed by them. The subscription agreements of shares will have their effects from the date of their granting, date in which they will be delivered the subscribed and paid shares for each one of them.

c)

Enel Generation Chile Tender Offer: In accordance with article 212 of Law No. 18,045 of the Securities Market, the date of acceptance of the Tender Enel Generation Chile by the shareholders of said company and of the execution of the sale of shares sold under Tender Offer Generation has been made on the date of publication of the Notice of Result. Notwithstanding the foregoing, the payment of the price of Enel Generación Chile Tender Offer and subscription of first issue shares of Enel Chile, will be made on April 2, 2018, in accordance with the terms and conditions described in the Enel Generation Chile Tender Offer prospectus. As of this date, the shareholders register of Enel Generación Chile was updated.

d)

Modification of Bylaws of Enel Generación Chile: The modification of the bylaws of Enel Generación Chile approved by an extraordinary shareholders' meeting of said company held on December 20, 2017, takes effect on March 25, 2018, the date on which is published the Notice of Result that provides the article 212 of the Securities Market Law declaring the Enel Generation Chile Tender Offer successful.

ii.

Finally, and in accordance with Ordinary Letter No. 32,435 issued by the CMF, dated November 7, 2017, the price of the shares of dissident shareholders who exercised their The right to withdraw from Enel Chile as a consequence of the approval of the Merger will be paid by Enel Chile from the date on which the Merger takes effect in accordance with the terms and conditions agreed upon at the Meeting, that is, to of April 2, 2018 with its corresponding readjustments and interests.

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On March 26, 2018, Enel Generación Chile S.A. informed as a significant event as indicated by Enel Chile in the aforementioned essential fact, the modification of the bylaws of Enel Generación approved at the Meeting taking effect on March 25, 2018.

There have been no other subsequent events that have occurred between January 1, 2018 and the date of these consolidated financial statements were approved for issuance board of the Directors of the Company.